NATIONWIDE

VARIABLE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-5 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
	3,691 shares (cost $105,369)	$150,739
NVIT Nationwide Fund - Class I (TRF)
	21,342 shares (cost $207,997)	281,501
NVIT Government Bond Fund - Class I (GBF)
	4,324 shares (cost $50,121)	46,697
NVIT Money Market Fund - Class I (SAM)
	39,357 shares (cost $39,357)	39,357
VP Balanced Fund - Class I (ACVB)
	17,282 shares (cost $119,989)	139,641
VP Capital Appreciation Fund - Class I (ACVCA)
	30,850 shares (cost $298,337)	563,947
Equity-Income Portfolio - Initial Class (FEIP)
	32,105 shares (cost $727,570)	747,720
Balanced Portfolio - I Class Shares (AMBP)
	18,217 shares (cost $168,530)	247,563

Total Investments		$2,217,165

Accounts Receivable-NVIT Nationwide Fund - Class I (TRF)		130
Accounts Receivable-NVIT Government Bond Fund - Class I (GBF)		18

Other Accounts Payable		(25)
Accounts Payable-NVIT Money Market Fund - Class I (SAM)		(33)

		$2,217,255

Contract Owners’ Equity:
Accumulation units		2,202,729
Contracts in payout (annuitization) period (note 1f)		14,526

Total Contract Owners’ Equity (note 5)		$2,217,255

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	DSIF	TRF	GBF	SAM	ACVB	ACVCA	FEIP
Reinvested dividends	$26,527	2,569	3,438	964	-	2,079	-	17,477
Mortality and expense risk charges (note 2)	(28,218)	(1,820)	(3,350)	(629)	(593)	(1,705)	(6,620)	(10,490)

Net investment income (loss)	(1,691)	749	88	335	(593)	374	(6,620)	6,987

Realized gain (loss) on investments	51,634	3,279	2,117	(28)	-	421	7,811	36,930
Change in unrealized gain (loss) on investments	355,487	30,620	62,864	(3,500)	-	15,943	108,448	103,113

Net gain (loss) on investments	407,121	33,899	64,981	(3,528)	-	16,364	116,259	140,043

Reinvested capital gains	70,401	1,541	-	559	-	2,488	18,968	46,845

Net increase (decrease) in contract owners’ equity resulting from operations	$475,831	36,189	65,069	(2,634)	(593)	19,226	128,607	193,875

Investment Activity:	AMBP
Reinvested dividends	$-

Mortality and expense risk charges (note 2)	(3,011)

Net investment income (loss)	(3,011)
Realized gain (loss) on investments	1,104
Change in unrealized gain (loss) on investments	37,999

Net gain (loss) on investments	39,103

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,092

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		DSIF		TRF		GBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,691)	7,516	749	885	88	319	335	136
Realized gain (loss) on investments	51,634	6,803	3,279	801	2,117	(1,139)	(28)	1,650
Change in unrealized gain (loss) on investments	355,487	135,045	30,620	8,111	62,864	26,773	(3,500)	(3,165)
Reinvested capital gains	70,401	81,051	1,541	5,764	-	-	559	1,663

Net increase (decrease) in contract owners’ equity resulting from operations	475,831	230,415	36,189	15,561	65,069	25,953	(2,634)	284

Equity transactions:
Purchase payments received from contract owners (note 3)	4,053	320	-	-	-	120	-	120
Transfers between funds	-	-	3,413	245	(1,448)	-	(773)	(98,479)
Redemptions (note 3)	(299,828)	(34,339)	(10,142)	(3,052)	(6,040)	(14,501)	-	(584)
Annuity benefits	(3,315)	(3,072)	(327)	(284)	-	-	(587)	(620)
Contract maintenance charges (note 2)	(1,963)	(2,254)	(197)	(223)	(354)	(396)	(67)	(83)
Adjustments to maintain reserves	(66)	18	(18)	2	(23)	65	(40)	35

Net equity transactions	(301,119)	(39,327)	(7,271)	(3,312)	(7,865)	(14,712)	(1,467)	(99,611)

Net change in contract owners’ equity	174,712	191,088	28,918	12,249	57,204	11,241	(4,101)	(99,327)
Contract owners’ equity beginning of period	2,042,543	1,851,455	121,815	109,566	224,427	213,186	50,816	150,143

Contract owners’ equity end of period	$2,217,255	2,042,543	150,733	121,815	281,631	224,427	46,715	50,816

CHANGES IN UNITS:
Beginning units	62,461	58,109	3,596	3,687	2,161	2,314	812	2,534
Units purchased	295	6,953	93	7	-	1	-	2
Units redeemed	(8,126)	(2,601)	(268)	(98)	(65)	(154)	(15)	(1,724)

Ending units	54,630	62,461	3,421	3,596	2,096	2,161	797	812

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SAM		ACVB		ACVCA		FEIP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(593)	(677)	374	744	(6,620)	(5,742)	6,987	14,650
Realized gain (loss) on investments	-	-	421	157	7,811	5,475	36,930	(759)
Change in unrealized gain (loss) on investments	-	-	15,943	3,704	108,448	32,882	103,113	48,617
Reinvested capital gains	-	-	2,488	-	18,968	23,980	46,845	49,644

Net increase (decrease) in contract owners’ equity resulting from operations	(593)	(677)	19,226	4,605	128,607	56,595	193,875	112,152

Equity transactions:
Purchase payments received from contract owners (note 3)	-	80	-	-	-	-	4,053	-
Transfers between funds	(657)	-	(1,238)	98,112	(1,566)	-	3,418	122
Redemptions (note 3)	(8,169)	(3,760)	-	(673)	(4,644)	(3,804)	(269,817)	(6,570)
Annuity benefits	-	-	-	-	(784)	(698)	(720)	(617)
Contract maintenance charges (note 2)	(263)	(364)	(79)	(90)	(191)	(243)	(667)	(694)
Adjustments to maintain reserves	10	(25)	-	(12)	8	(47)	(11)	5

Net equity transactions	(9,079)	(4,069)	(1,317)	97,337	(7,177)	(4,792)	(263,744)	(7,754)

Net change in contract owners’ equity	(9,672)	(4,746)	17,909	101,942	121,430	51,803	(69,869)	104,398
Contract owners’ equity beginning of period	48,996	53,742	121,733	19,791	442,510	390,707	817,580	713,182

Contract owners’ equity end of period	$39,324	48,996	139,642	121,733	563,940	442,510	747,711	817,580

CHANGES IN UNITS:
Beginning units	1,973	2,136	8,389	1,505	12,751	12,868	24,819	25,047
Units purchased	-	2	-	6,937	-	-	202	4
Units redeemed	(369)	(165)	(86)	(53)	(158)	(117)	(7,083)	(232)

Ending units	1,604	1,973	8,303	8,389	12,593	12,751	17,938	24,819

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMBP
	2013	2012
Investment activity:
Net investment income (loss)	$(3,011)	(2,799)
Realized gain (loss) on investments	1,104	618
Change in unrealized gain (loss) on investments	37,999	18,123
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,092	15,942

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	(1,149)	-
Redemptions (note 3)	(1,016)	(1,395)
Annuity benefits	(897)	(853)
Contract maintenance charges (note 2)	(145)	(161)
Adjustments to maintain reserves	8	(5)

Net equity transactions	(3,199)	(2,414)

Net change in contract owners’ equity	32,893	13,528
Contract owners’ equity beginning of period	214,666	201,138

Contract owners’ equity end of period	$247,559	214,666

CHANGES IN UNITS:
Beginning units	7,960	8,018
Units purchased	-	-
Units redeemed	(82)	(58)

Ending units	7,878	7,960

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 5 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

NATIONWIDE FUNDS GROUP

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  NVIT Money Market Fund - Class I (SAM)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Balanced Fund - Class I (ACVB)

  VP Capital Appreciation Fund - Class I (ACVCA)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Equity-Income Portfolio - Initial Class (FEIP)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Balanced Portfolio - I Class Shares (AMBP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 5 NOTES TO FINANCIAL STATEMENTS December 31, 2013

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $4,053 and $0 respectively, and total transfers from the Account to the fixed account were $2,310 and $0 respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$2,217,165	$0	$0	$ 2,217,165

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 5 NOTES TO FINANCIAL STATEMENTS December 31, 2013

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

		Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares(DSIF)		$7,508	$12,481
NVIT Nationwide Fund - Class I(TRF)		3,438	11,198
NVIT Government Bond Fund - Class I(GBF)		1,523	2,064
NVIT Money Market Fund - Class I(SAM)		0	9,687
VP Balanced Fund - Class I(ACVB)		4,567	3,027
VP Capital Appreciation Fund - Class I(ACVCA)		18,968	13,815
Equity-Income Portfolio - Initial Class(FEIP)		67,644	277,556
Balanced Portfolio - I Class Shares(AMBP)		0	6,227

	Total	$103,648	$336,055

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	1.30%	3,421	$ 43.62	$149,231	1.86%	30.31%
2012	1.30%	3,596	33.48	120,377	2.05%	14.23%
2011	1.30%	3,687	29.30	108,047	1.80%	0.56%
2010	1.30%	4,399	29.14	128,200	1.68%	13.35%
2009	1.30%	6,653	25.71	171,084	2.06%	24.69%
NVIT Nationwide Fund - Class I (TRF)
2013	1.30%	2,096	131.09 to 134.98	281,631	1.35%	29.40%
2012	1.30%	2,161	101.31 to 104.31	224,427	1.46%	12.73%
2011	1.30%	2,314	89.87 to 92.53	213,186	1.15%	-0.78%
2010	1.30%	2,423	90.57 to 93.26	224,998	1.00%	11.98%
2009	1.30%	2,810	80.89 to 83.28	233,164	1.35%	24.46%
NVIT Government Bond Fund - Class I (GBF)
2013	1.30%	797	55.73 to 55.75	44,416	1.99%	-5.30%
2012	1.30%	812	58.85 to 58.87	47,786	1.40%	1.71%
2011	1.30%	2,534	57.86 to 57.88	146,550	3.10%	5.86%
2010	1.30%	2,600	54.65 to 54.67	142,093	2.84%	3.42%
2009	1.30%	2,749	52.84 to 52.86	145,268	4.41%	1.35%
NVIT Money Market Fund - Class I (SAM)
2013	1.30%	1,604	24.49 to 26.60	39,324	0.00%	-1.30%
2012	1.30%	1,973	24.81 to 26.95	48,996	0.00%	-1.30%
2011	1.30%	2,136	25.14 to 27.31	53,742	0.00%	-1.30%
2010	1.30%	2,415	25.47 to 27.67	61,553	0.00%	-1.30%
2009	1.30%	2,970	25.80 to 28.03	76,683	0.02%	-1.26%
VP Balanced Fund - Class I (ACVB)
2013	1.30%	8,303	16.82	139,642	1.60%	15.90%
2012	1.30%	8,389	14.51	121,733	2.20%	10.34%
2011	1.30%	1,505	13.15	19,791	1.39%	3.97%
2010	1.30%	1,557	12.65	19,695	1.76%	10.19%
2009	1.30%	3,247	11.48	37,287	5.28%	13.98%
VP Capital Appreciation Fund - Class I (ACVCA)
2013	1.30%	12,593	44.50	560,359	0.00%	29.22%
2012	1.30%	12,751	34.44	439,051	0.00%	14.49%
2011	1.30%	12,868	30.08	387,063	0.00%	-7.72%
2010	1.30%	13,090	32.59	426,646	0.00%	29.59%
2009	1.30%	13,477	25.15	338,970	0.85%	35.29%
Equity-Income Portfolio - Initial Class (FEIP)
2013	1.30%	17,938	41.50	744,492	2.21%	26.48%
2012	1.30%	24,819	32.81	814,404	3.20%	15.78%
2011	1.30%	25,047	28.34	709,873	2.45%	-0.34%
2010	1.30%	26,299	28.44	747,916	1.87%	13.65%
2009	1.30%	27,016	25.02	675,982	2.26%	28.52%
Balanced Portfolio - I Class Shares (AMBP)
2013	1.30%	7,878	30.92	243,634	0.00%	16.94%
2012	1.30%	7,960	26.44	210,476	0.00%	7.92%
2011	1.30%	8,018	24.50	196,456	0.30%	-1.92%
2010	1.30%	8,279	24.98	206,798	0.99%	17.28%
2009	1.30%	8,418	21.30	179,304	2.91%	20.87%

2013	Reserves for annuity contracts in payout phase:			14,526
2013	Contract owners equity:			$2,217,255
2012	Reserves for annuity contracts in payout phase:			15,293
2012	Contract owners equity:			$2,042,543
2011	Reserves for annuity contracts in payout phase:			16,747
2011	Contract owners equity:			$1,851,455
2010	Reserves for annuity contracts in payout phase:			19,938
2010	Contract owners equity:			$1,977,837
2009	Reserves for annuity contracts in payout phase:			19,919
2009	Contract owners equity:			$1,877,661

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.